UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2008
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA August 4, 2008

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total:   $47843
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101      232     6525 SH       SOLE                     6000               525
APPLIED MATLS INC COM          COM              038222105     1713    89725 SH       SOLE                     1200             88525
AT&T CORP COM                  COM              00206R102      413    12259 SH       SOLE                                      12259
AVIS BUDGET GROUP COM          COM              053774105      870   103893 SH       SOLE                     6370             97523
BEST BUY INC COM               COM              086516101     1825    46090 SH       SOLE                     2000             44090
BOEING CO COM                  COM              097023105     1029    15650 SH       SOLE                                      15650
BRITISH PETE PLC AMERN SH      COM              055622104      448     6443 SH       SOLE                                       6443
CATERPILLAR INC DEL COM        COM              149123101     1558    21100 SH       SOLE                                      21100
CBS CORP COM                   COM              124857202      289    14807 SH       SOLE                                      14807
CHESAPEAKE ENERGY CORP         COM              165167107     1850    28050 SH       SOLE                                      28050
CHEVRONTEXACO CORP COM         COM              166764100      339     3420 SH       SOLE                                       3420
CITIGROUP INC COM              COM              172967101     1282    76463 SH       SOLE                    10500             65963
CONTINUCARE CORP COM           COM              212172100      254   108987 SH       SOLE                   108000               987
CORNING INC COM                COM              219350105     2062    89450 SH       SOLE                     6000             83450
CP POKPHAND LTD SPONSORED ADR  COM              125918201       13    13475 SH       SOLE                                      13475
DOMINION RES VA NEW COM        COM              25746U109      351     7384 SH       SOLE                                       7384
DOW CHEM CO COM                COM              260543103     1922    55047 SH       SOLE                     7000             48047
DU PONT E I DE NEMOURS COM     COM              263534109      384     8965 SH       SOLE                                       8965
DUKE POWER CO COM              COM              26441C105      428    24598 SH       SOLE                                      24598
E M C CORP MASS COM            COM              268648102     1460    99400 SH       SOLE                                      99400
ERICSSON L M TEL CO ADR B SEK  COM              294821608      524    50340 SH       SOLE                      880             49460
EXXON MOBIL CORP COM           COM              30231G102      265     3008 SH       SOLE                                       3008
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     1237   131600 SH       SOLE                                     131600
GENERAL ELEC CO COM            COM              369604103      453    16958 SH       SOLE                                      16958
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        3    15000 SH       SOLE                    15000
HALLWOOD GROUP INC COM NEW     COM              406364406     1974    29395 SH       SOLE                    29300                95
HARMONIC INC COM               COM              413160102     2169   228084 SH       SOLE                    12000            216084
JUNIPER NETWORKS INC COM       COM              48203R104     1807    81450 SH       SOLE                     5000             76450
LEVEL 3 COMMUNICTIONS COM      COM              52729N100      659   223367 SH       SOLE                    40000            183367
LYNCH CORP COM                 COM              50186A108      257    30500 SH       SOLE                    30500
MGM MIRAGE COM                 COM              552953101     1068    31506 SH       SOLE                     5273             26233
MORGAN J P & CO INC COM        COM              46625H100     2197    64023 SH       SOLE                      200             63823
NORTEL NETWORKS CORP COM       COM              656568508      262    31867 SH       SOLE                     5500             26367
OPKO HEALTH INC COM            COM              68375N103       15    10000 SH       SOLE                    10000
PAID INC COM NEW               COM              69561N204       11    45600 SH       SOLE                                      45600
PFIZER INC COM                 COM              717081103      252    14400 SH       SOLE                    14000               400
PHILIP MORRIS INTL INC COM     COM              718172109      293     5937 SH       SOLE                     1000              4937
PIONEER DRILLING CO COM        COM              723655106     2496   132700 SH       SOLE                    17500            115200
QWEST COMMUNICATIONS           COM              749121109       55    14000 SH       SOLE                    14000
REYNOLDS AMERICAN INC COM      COM              761713106      252     5400 SH       SOLE                                       5400
SARA LEE CORP COM              COM              803111103      323    26362 SH       SOLE                                      26362
SOUTHERN CO COM                COM              842587107      382    10941 SH       SOLE                                      10941
SPECTRA ENERGY CORP COM        COM              847560109     2392    83224 SH       SOLE                     5400             77824
SUNCOR ENERGY INC              COM              867229106     1235    21250 SH       SOLE                                      21250
TECO ENERGY INC COM            COM              872375100      583    27147 SH       SOLE                                      27147
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      513    15447 SH       SOLE                                      15447
TEVA PHARMACEUTCL INDS ADR     COM              881624209     1838    40131 SH       SOLE                     1000             39131
TIME WARNER INC COM            COM              887317105     1754   118537 SH       SOLE                     9900            108637
VERIZON COMMUNICATIONS         COM              92343V104      489    13805 SH       SOLE                                      13805
VODAFONE GROUP PLC NEW SPONS A COM              92857W209     1867    63362 SH       SOLE                                      63362
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     1493    83350 SH       SOLE                    15600             67750
GENERAL MTRS ACCEP CORP        CORP             370425RX0        7    10000 PRN      SOLE                                      10000